Investment in Affiliates	12 Months Ended
Mar. 31, 2022
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates
13. Investment in Affiliates
Investment in affiliates at March 31, 2021 and 2022 consists of the following:

	Millions of yen
	2021	2022
Shares	¥853,937	¥943,090
Loans and others	33,827	34,943

	¥887,764	¥978,033

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥136,755 million and ¥169,928 million, respectively, as of March 31, 2021 and ¥166,492 million and ¥223,834 million, respectively, as of March 31, 2022.
In fiscal 2020, 2021 and 2022, the Company and its subsidiaries received dividends from affiliates of ¥38,372 million, ¥15,416 million and ¥17,759 million, respectively.
In the Company’s consolidated balance sheets, the book value of investment in affiliates over the underlying equity in the net assets of such affiliates as of date of the most recent available financial statements of the investees were ¥131,600 million and ¥135,897 million as of March 31, 2021 and 2022, respectively. The basis differences mainly consist of goodwill and fair value adjustments for fixed assets. The basis differences would be amortized and adjusted for impairment, if any, and the changes in the differences are included in equity in net income
(loss)
of affiliates.
Companies comprising a significant portion of investment in affiliates were Avolon Holdings Limited (30% of equity share) and Kansai Airports (40% of equity share) as of March 31, 2021 and 2022.
Combined and condensed information relating to the affiliates for fiscal 2020, 2021 and 2022 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2020	2021	2022
Operations:
Total revenues	¥1,674,184	¥1,155,974	¥1,194,172
Income before income taxes	206,637	85,667	108,065
Net income	140,540	74,008	88,572

Financial position:
Total assets	¥12,499,794	¥12,858,129	¥14,974,191
Total liabilities	8,428,007	9,203,980	10,729,973
Total equity	4,071,787	3,654,149	4,244,218
The Company and its subsidiaries had no significant transactions with these companies except as described above.